                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


     /s/ James D. Dondero                 Dallas, TX             March 3, 2009
------------------------------    -----------------------    ------------------
         [Signature]                     [City/State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-
   --------------------------------   ------------------------------
   [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:      $220,121
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number                      Name

       28-
----     -------------------------------------   -------------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                          VOTING AUTHORITY
                                                           VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER  --------------------
    NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADVANCE AUTO PARTS INC        COM              00751Y106    2441     72533 SH          SOLE                72533    0     0
AFFILIATED COMPUTER SERVICES  CL A             008190100    5177    112665 SH          SOLE               112665    0     0
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    1703    181900 SH          SOLE               181900    0     0
ANGIOTECH PHARMACEUTICALS IN  COM              034918102     749   2880064 SH          SOLE              2880064    0     0
ASCENT MEDIA CORP             COM SER A        043632108    1638     75000 SH          SOLE                75000    0     0
BRINKS CO                     COM              109696104    2143     79719 SH          SOLE                79719    0     0
CALPINE CORP                  COM NEW          131347304    1725    236997 SH          SOLE               236997    0     0
CAPSTEAD MTG CORP             COM NO PAR       14067E506   17900   1662069 SH          SOLE              1662069    0     0
CHILDRENS PL RETAIL STORES I  COM              168905107    1350     62250 SH          SOLE                62250    0     0
CLEARWIRE CORP                CL A NEW         18538Q105    3748    760243 SH          SOLE               760243    0     0
COACH INC                     COM              189754104    1693     81500 SH          SOLE                81500    0     0
COGENT INC                    COM              19239Y108    2681    197541 SH          SOLE               197541    0     0
CON-WAY INC                   COM              205944101    1405     52825 SH          SOLE                52825    0     0
CVS CAREMARK CORPORATION      COM              126650100    4104    142809 SH          SOLE               142809    0     0
DAVITA INC                    COM              23918K108    4024     81185 SH          SOLE                81185    0     0
DELTA AIR LINES INC DEL       COM NEW          247361702      65      5678 SH          SOLE                 5678    0     0
DUN & BRADSTREET CORP DEL NE  COM              26483E100    2900     37565 SH          SOLE                37565    0     0
ECHOSTAR CORP                 CL A             278768106    3915    263254 SH          SOLE               263254    0     0
ENTRAVISION COMMUNICATIONS C  CL A             29382R107    2995   1919912 SH          SOLE              1919912    0     0
ENZON PHARMACEUTICALS INC     COM              293904108    1532    262781 SH          SOLE               262781    0     0
FEDERATED INVS INC PA         CL B             314211103    2501    147459 SH          SOLE               147459    0     0
FIRST AMERN CORP CALIF        COM              318522307    2005     69400 SH          SOLE                69400    0     0
FORMFACTOR INC                COM              346375108    2948    201926 SH          SOLE               201926    0     0
FTI CONSULTING INC            COM              302941109    3730     83483 SH          SOLE                83483    0     0
GAP INC DEL                   COM              364760108    1245     93000 SH          SOLE                93000    0     0
GRAY TELEVISION INC           COM              389375106    2344   5859486 SH          SOLE              5859486    0     0
GRAY TELEVISION INC           CL A             389375205      69    118872 SH          SOLE               118872    0     0
HATTERAS FINL CORP            COM              41902R103    4157    156260 SH          SOLE               156260    0     0
HIGHLAND CR STRATEGIES FD     COM              43005Q107    1595    279880 SH          SOLE               279880    0     0
HIGHLAND DISTRESSED OPPORT I  COM              430067108     350    162814 SH          SOLE               162814    0     0
ICO GLOBAL COMM HLDGS LTD DE  CL A             44930K108   37644  33313062 SH          SOLE             33313062    0     0
ILLINOIS TOOL WKS INC         COM              452308109    1227     35000 SH          SOLE                35000    0     0
INGERSOLL-RAND COMPANY LTD    CL A             G4776G101    1336     77000 SH          SOLE                77000    0     0
ITRON INC                     COM              465741106    1339     21000 SH          SOLE                21000    0     0
JARDEN CORP                   COM              471109108      45      3906 SH          SOLE                 3906    0     0
LAZARD LTD                    SHS A            G54050102    2440     82031 SH          SOLE                82031    0     0
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500    4387    250990 SH          SOLE               250990    0     0
LORAL SPACE & COMMUNICATNS I  COM              543881106   22429   1543605 SH          SOLE              1543605    0     0
MACROVISION SOLUTIONS CORP    COM              55611C108    2151    170009 SH          SOLE               170009    0     0
MAGELLAN HEALTH SVCS INC      COM NEW          559079207    2189     55891 SH          SOLE                55891    0     0
MENS WEARHOUSE INC            COM              587118100    1537    113511 SH          SOLE               113511    0     0
MICROVISION INC DEL           COM              594960106    8278   4927287 SH          SOLE              4927287    0     0
MICROVISION INC DEL           *W EXP 07/23/201 594960163    1545   3218884 SH          SOLE              3218884    0     0
MYLAN INC                     COM              628530107    5846    591148 SH          SOLE               591148    0     0
NAVIGANT CONSULTING INC       COM              63935N107     464     29256 SH          SOLE                29256    0     0
NEUROBIOLOGICAL TECH INC      COM NEW          64124W304    1469   4737479 SH          SOLE              4737479    0     0
OMNIVISION TECHNOLOGIES INC   COM              682128103    1791    341203 SH          SOLE               341203    0     0
PRICELINE COM INC             COM NEW          741503403    1841     25000 SH          SOLE                25000    0     0
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297     755     20000 SH          SOLE                20000    0     0
QUALCOMM INC                  COM              747525103    2114     59000 SH          SOLE                59000    0     0
QWEST COMMUNICATIONS INTL IN  COM              749121109     983    270000 SH          SOLE               270000    0     0
RELIANT ENERGY INC            COM              75952B105     280     48444 SH          SOLE                48444    0     0
RENT A CTR INC NEW            COM              76009N100    2505    141953 SH          SOLE               141953    0     0
RTI INTL METALS INC           COM              74973W107     306     21387 SH          SOLE                21387    0     0
SALIX PHARMACEUTICALS INC     COM              795435106    3751    424834 SH          SOLE               424834    0     0
SCHERING PLOUGH CORP          COM              806605101    4296    252272 SH          SOLE               252272    0     0
SOLUTIA INC                   COM              834376501    1638    363972 SH          SOLE               363972    0     0
SPDR SERIES TRUST             KBW REGN BK ETF  78464A698    3953    135550 SH          SOLE               135550    0     0
TELECOMMUNICATION SYS INC     CL A             87929J103    1341    156100 SH          SOLE               156100    0     0
TENET HEALTHCARE CORP         COM              88033G100      42     36456 SH          SOLE                36456    0     0
TERRESTAR CORP                COM              881451108       0      1000 SH          SOLE                 1000    0     0
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    2098     49283 SH          SOLE                49283    0     0
TFS FINL CORP                 COM              87240R107    2979    230963 SH          SOLE               230963    0     0
TIME WARNER CABLE INC         CL A             88732J108     227     10588 SH          SOLE                10588    0     0
TLC VISION CORP               COM              872549100    1396   8213508 SH          SOLE              8213508    0     0
TW TELECOM INC                COM              87311L104     974    115000 SH          SOLE               115000    0     0
UNITEDHEALTH GROUP INC        COM              91324P102     979     36795 SH          SOLE                36795    0     0
WELLPOINT INC                 COM              94973V107    1339     31772 SH          SOLE                31772    0     0
WILEY JOHN & SONS INC         CL A             968223206    4142    116423 SH          SOLE               116423    0     0
XTO ENERGY INC                COM              98385X106    1234     35000 SH          SOLE                35000    0     0


[Repeat as necessary]